                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-10377

                           PIMCO Municipal Income Fund
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: April 30

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

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PIMCO Municipal Income Fund
Form N-PX Proxy Voting Record-Item 1
7/1/05-6/30/06
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No Records to Report

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO Municipal Income Fund

By (Signature and Title)* /s/ Thomas J. Fuccillo
                         ---------------------------
                         Thomas J. Fuccillo, Secretary

Date   August 28, 2006